Consolidated Balance Sheet - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets [Abstract]
Cash and central bank balances	€ 160,982	€ 188,731
Interbank balances (w/o central banks)	10,144	8,881
Central bank funds sold and securities purchased under resale agreements	9,126	8,222
Securities borrowed	647	3,396
Financial assets at fair value through profit or loss [Abstract]
Trading assets	162,608	152,738
Positive market values from derivative financial instruments	366,007	320,058
Non-trading financial assets mandatory at fair value through profit and loss	101,370	100,444
Financial assets designated at fair value through profit or loss	35	104
Total financial assets at fair value through profit or loss	630,020	573,344
Financial assets at fair value through other comprehensive income	49,959	51,182
Equity method investments	919	879
Loans at amortized cost	414,889	400,297
Property and equipment	5,334	2,421
Goodwill and other intangible assets	7,708	9,141
Other assets	138,676	93,444
Assets for current tax	2,139	970
Deferred tax assets	5,553	7,230
Total assets	1,436,096	1,348,137
Liabilities and equity [Abstract]
Deposits	576,506	564,405
Central bank funds purchased and securities sold under repurchase agreements	7,532	4,867
Securities loaned	2,992	3,359
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	58,394	59,924
Negative market values from derivative financial instruments	347,048	301,487
Financial liabilities designated at fair value through profit or loss	51,818	53,757
Investment contract liabilities	557	512
Total financial liabilities at fair value through profit or loss	457,816	415,680
Other short-term borrowings	12,418	14,158
Other liabilities	157,946	117,513
Provisions	2,511	2,711
Liabilities for current tax	1,818	944
Deferred tax liabilities	678	512
Long-term debt	147,629	152,083
Trust preferred securities	3,269	3,168
Obligation to purchase common shares	0	0
Total liabilities	1,371,114	1,279,400
Common shares, no par value, nominal value of EUR 2.56	5,291	5,291
Additional paid-in capital	40,318	40,252
Retained earnings	12,624	16,714
Common shares in treasury, at cost	(12)	(15)
Equity classified as obligation to purchase common shares	0	0
Accumulated other comprehensive income (loss), net of tax	521	253
Total shareholders equity	58,742	62,495
Additional equity components	4,675	4,675
Noncontrolling interests	1,565	1,568
Total equity	64,982	68,737
Total liabilities and equity	€ 1,436,096	€ 1,348,137